CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Retirement Shares, Inc. (1933 Act File No. 2-42885; 1940 Act File No. 811-2263) ("Registrant") hereby certifies that (a) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 62 ("Amendment No. 62") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) the text of Amendment No. 62 was filed electronically.

WADDELL & REED ADVISORS
RETIREMENT SHARES, INC.

Dated: November 3, 2008	By: /s/Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary and
Associate General Counsel